Note 15 - Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	As of December 31,
	2016	2017
	RMB	RMB
Amounts due from an equity method affiliate and its subsidiaries, net (i)	32,495	—
Subscription receivables (Note 2(m) & Note 12)	288,135	248,717